Financial risk management	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [Abstract]
Financial risk management

4.	Financial risk management

(a)	Overview

As a financial services provider, Shinhan Financial Group Co., Ltd. and its subsidiaries (collectively the “Group”) are exposed to various risks relating to lending, credit card, insurance, securities investment, and trading and leasing businesses, its deposit taking and borrowing activities in addition to the operating environment.

The principal risks to which the Group is exposed are credit risk, market risk, interest rate risk, liquidity risk and operational risk. These risks are recognized, measured and reported in accordance with risk management guidelines established at the Group level and implemented at the subsidiary level through a carefully stratified checks-and-balances system.

i) Risk management principles

The Group risk management is guided by the following core principles:

•	identifying and managing all inherent risks;

•	standardizing risk management process and methodology;

•	ensuring supervision and control of risk management independent of business activities;

•	continuously assessing risk preference;

•	preventing risk concentration;

•	operating a precise and comprehensive risk management system including statistical models; and

•	balancing profitability and risk management through risk-adjusted profit management.

ii) Risk management organization

The Group risk management system is organized along with the following hierarchy: from the top and at the Group level, the Group Risk Management Committee, the Group Risk Management Council, the Chief Risk Officer and the Group Risk Management Team, and at the subsidiary level, the Risk Management Committees and the Risk Management Team of the relevant subsidiary.

The Group Risk Management Committee, which is under the supervision of the controlling company’s Board of Directors, sets the basic group wide risk management policies and strategies. The controlling company’s Chief Risk Officer reports to the Group Risk Management Committee, and the Group Risk Management Council, whose members consist of the controlling company’s Chief Risk Officer and the risk management team heads of each of subsidiaries, coordinates the risk management policies and strategies at the group level as well as at the subsidiary level among each of subsidiaries.

Each of subsidiaries also has a separate Risk Management Committee, Risk Management Working Committee and Risk Management Team, whose tasks are to implement the group wide risk management policies and strategies at the subsidiary level as well as to set risk management policies and strategies specific to such subsidiary in line with the group wide guidelines. The Group also has the Group Risk Management Team, which supports the controlling company’s Chief Risk Officer in his or her risk management and supervisory role.

In order to maintain the group wide risk at an appropriate level, the Group use a hierarchical risk limit system under which the Group Risk Management Committee assigns reasonable risk limits for the entire group and each of subsidiaries, and the Risk Management Committee and the Risk Management Council of each of subsidiaries manage the subsidiary-specific risks by establishing and managing risk limits in more details by type of risk and type of product for each department and division within such subsidiary.

Shinhan Financial Group has a hierarchical limit system to manage the risks of the Group to an appropriate level. The Group Risk Management Committee sets the risk limits that can be assumed by the Group and its subsidiaries, while the Risk Management Committee and the Committee of each subsidiary set and manages detailed risk limits such as risk, department, desk and product types.

①	Group Risk Management Committee

The Group establish the risk management system for the Group and each of its subsidiaries, and comprehensively manage group risk-related matters such as establishing risk policies, limits, and approvals. The Committee consists of directors of the Group

The resolution of the Committee is as follows:

•	Establish risk management basic policy in line with management strategy

•	Determine the level of risk that can be assumed by the Group and each subsidiary

•	Appropriate investment limit or loss allowance limit

•	Enacted and revised the Group Risk Management Regulations and the Group Risk Council Regulations

•	Matters concerning risk management organization structure and division of duties

•	Matters concerning the operation of the risk management system;

•	Matters concerning the establishment of various limits and approval of limits

•	Decisions on approval of the FSS’s internal rating law for non-retail and retail credit rating systems

•	Matters concerning risk disclosure policy

•	Analysis of crisis situation, related capital management plan and financing plan

•	Matters deemed necessary by the board of directors

•	Materials required by external regulations such as the Financial Services Commission and other regulations and guidelines

•	Matters deemed necessary by the Chairman

The resolution of the Group Risk Management Committee is reported to the Board of Directors.

②	Group Risk Management Council

In order to maintain the Group’s risk policy and strategy consistently, the Group decides what is necessary to discuss the risks of the Group and to carry out the policies set by the Group Risk Management Committee. The members are chaired by the group’s risk management officer and consist of the risk management officers of major subsidiaries. However, if the subsidiary’s risk management officer is not an executive, the chief executive officer of risk management may attend.

iii) Group Risk Management System

①	Management of the risk capital

Risk capital refers to the capital required to compensate for the potential loss (risk) if it is actually realized. Risk capital management refers to the management of the risk assets considering its risk appetite, which is a datum point on the level of risk burden compared to available capital, so as to maintain the risk capital at an appropriate level. The Group and subsidiaries establish and operate a risk planning process to reflect the risk plan in advance when establishing financial and business plans for risk capital management, and establish a risk limit management system to control risk to an appropriate level.

②	Risk Monitoring

In order to proactively manage risks by periodically identifying risk factors that can affect the group’s business environment, the Group has established a multi-dimensional risk monitoring system. Each subsidiary is required to report to the Group on key issues that affect risk management at the group level. The Group prepares weekly, monthly and occasional monitoring reports to report to Group management including the CRO.

In addition, the Risk Dash Board is operated to derive abnormal symptoms through three-dimensional monitoring of major portfolios, increased risks, and external environmental changes (news) of assets for each subsidiary. If necessary, the Group take preemptive risk management to establish and implement countermeasures.

③	Risk Reviewing

When conducting new product / new business and major policy changes, risk factors are reviewed by using a pre-defined checklist to prevent indiscriminate promotion of business that is not easy to judge risk and support rational decision making. The subsidiary’s risk management department conducts a preliminary review and post-monitoring process on products, services, and projects to be pursued in the business division. After consultation, the Group conduct risk reviews.

④	Risk management

The Group maintain a group wide risk management system to detect the signals of any risk crisis and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for three levels of contingencies, namely, “alert”, “imminent crisis” and “crisis”, determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk

Credit risk is the risk of potential economic loss that may be caused if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and the largest risk which the Group is facing. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on balance sheets, but also off-balance-sheet transactions such as guarantees, loan commitments and derivative transactions.

•	Credit Risk Management of Shinhan Bank

Major policies for Shinhan Bank’s credit risk management, including Shinhan Bank’s overall credit risk management plan and credit policy guidelines, are determined by the Risk Policy Committee of Shinhan Bank, the executive decision-making body for management of credit risk. The Risk Policy Committee is headed by the Chief Risk Officer, and also comprises of the Chief Credit Officer, the heads of each business unit and the head of the Risk Management Department. In order to separate the loan approval functions from credit policy decision-making, Shinhan Bank has a Credit Review Committee that performs credit review evaluations, which focus on improving the asset quality and profitability from the loans being made, and operates separately from the Risk Policy Committee.

Shinhan Bank complies with credit risk management procedures pursuant to internal guidelines and regulations and continually monitors and improves these guidelines and regulations. Its credit risk management procedures include:

•	credit evaluation and approval;

•	credit review and monitoring; and

•	credit risk assessment and control

Each of Shinhan Bank’s borrowers is assigned a credit rating, which is based on a comprehensive internal credit evaluation system that considers a variety of criteria. For retail borrowers, the credit rating takes into account the borrower’s past dealings with Shinhan Bank and external credit rating information, among others. For corporate borrowers, the credit rating takes into account financial indicators as well as non-financial indicators such as industry risk, operational risk and management risk, among others. The credit rating, once assigned, serves as the fundamental instrument in Shinhan Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing and computation of allowance for credit loss. Shinhan Bank has separate credit evaluation systems for retail customers, SOHO customers and corporate customers, which are further segmented and refined to meet Basel III requirements.

Loans are generally approved after evaluations and approvals by the manager at the branch level as well as the committee of the applicable business unit at Shinhan Bank. The approval limit for retail loans is made based on Shinhan Bank’s automated credit scoring system. In the case of large corporate loans, approval limits are also reviewed and approved by a Credit Officer at the headquarter level. Depending on the size and the importance of the loan, the approval process is further reviewed by the Credit Officer Committee or the Master Credit Officer Committee. If the loan is considered, further evaluation is made by the Credit Review Committee, which is Shinhan Bank’s highest decision-making body in relation to credit approval.

Pursuant to the foregoing credit review and monitoring procedures and in order to promptly prevent deterioration of loan qualities, Shinhan Bank classifies potentially problematic borrowers into (i) borrowers that show early warning signals, (ii) borrowers that require close monitoring and (iii) normal borrowers, and treats them differentially accordingly.

In order to maintain portfolio-level credit risk at an appropriate level, Shinhan Bank manages its loans using value-at-risk (“VaR”) limits for the entire bank as well as for each of its business units. In order to prevent concentration of risk in a particular borrower or borrower class, Shinhan Bank also manages credit risk by borrower, industry, country and other detailed categories.

•	Credit Risk Management of Shinhan Card

Major policies for Shinhan Card’s credit risk management are determined by Shinhan Card’s Risk Management Council and Shinhan Card’s Risk Management Committee is responsible for approving them. Shinhan Card’s Risk Management Council is headed by the Chief Risk Officer, and also comprises of the heads of each business unit, supporting unit and relevant department at Shinhan Card. In order to separate credit policy decision-making from credit evaluation functions, Shinhan Card also has a Risk Management Committee, which evaluates applications for corporate loans exceeding a certain amount and other loans deemed important. Shinhan Card uses an automated credit scoring system to approve credit card applications or credit card authorizations. The credit scoring system is divided into two sub-systems: the application scoring system and the behaviour scoring system. The behaviour scoring system is based largely on the credit history, and the application scoring system is based largely on personal information of the applicant. For credit card applicants with whom the Shinhan Card has an existing relationship, Shinhan Card’s credit scoring system considers internally gathered information such as repayment ability, total assets, the length of the existing relationship and the applicant’s contribution to profitability. The credit scoring system also automatically conducts credit checks on all credit card applicants.

If a credit score awarded to an applicant is above a minimum threshold, the application is approved unless overridden based on other considerations such as delinquencies with other credit card companies.

Shinhan Card continually monitors all accountholders and accounts using a behaviour scoring system. The behaviour scoring system predicts a cardholder’s payment pattern by evaluating the cardholder’s credit history, card usage and amounts, payment status and other relevant data. The behaviour score is recalculated each month and is used to manage the accounts and approval of additional loans and other products to the cardholder. Shinhan Card also uses the scoring system to monitor its overall risk exposure and to modify its credit risk management strategy.

i) Techniques, assumptions and input variables used to measure impairment

i-1) Determining significant increases in credit risk since initial recognition

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses. To make that assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and consider reasonable and supportable information, that is available without undue cost or effort, that is indicative of significant increases in credit risk since initial recognition.

i-1-1) Measuring the risk of default

The Group assigns an internal credit risk rating to each individual exposure based on observable data and historical experiences that have been found to have a reasonable correlation with the risk of default. The internal credit risk rating is determined by considering both qualitative and quantitative factors that indicate the risk of default, which may vary depending on the nature of the exposure and the type of borrower.

i-1-2) Measuring term structure of probability of default

The Group accumulates information after analyzing the information regarding exposure to credit risk and default information by the type of product and borrower and results of internal credit risk assessment. For some portfolios, the Group uses information obtained from external credit rating agencies when performing these analyses. The Group applies statistical techniques to estimate the probability of default for the remaining life of the exposure from the accumulated data and to estimate changes in the estimated probability of default over time.

i-1-3) Significant increases in credit risk

The Group uses the indicators defined as per portfolio to determine the significant increase in credit risk and such indicators generally consist of changes in the risk of default estimated from changes in the internal credit risk rating, qualitative factors, days of delinquency, and others. The method used to determine whether credit risk of financial instruments has significantly increased after the initial recognitions is summarized as follows:

Corporate exposures	Retail exposures	Card exposures
Significant change in credit ratings	Significant change in credit ratings	Significant change in credit ratings

Continued past due more than 30 days	Continued past due more than 30 days	Continued past due more than 7 days (personal card)

Loan classification of and below precautionary	Loan classification of and below precautionary	Loan classification of and below precautionary

Borrower with early warning signals	Borrower with early warning signals	Specific pool segment

Negative net assets	Specific pool segment

Adverse audit opinion or disclaimer of opinion	Loans relating to constructor whose collective loans are insolvent

Interest coverage ratios of below 1 for consecutive three years

Negative cash flows from operating activities for consecutive two years

The Group considers the credit risk of financial instrument has been significantly increased since initial recognition if a specific exposure is past due more than 30 days (however, for a specific portfolio if it is past due more than 7 days). The Group counts the number of days past due from the earliest date on which the Group has not fully received the contractual payments from the borrower and does not consider the grace period granted to the borrower.

The Group regularly reviews the criteria for determining if there have been significant increases in credit risk from the following perspective.

•	A significant increase in credit risk shall be identified prior to the occurrence of default.

•	The criteria established to judge the significant increase in credit risk shall have a more predictive power than the criteria for days of delinquency.

•

As a result of applying the judgment criteria, financial instruments shall not be to move too frequently between the 12-months expected credit losses measurement and the lifetime expected credit losses measurement.

i-2) Modified financial assets

If the contractual cash flows on a financial asset have been renegotiated or modified and the financial asset was not derecognized, the Group assesses whether there has been a significant increase in the credit risk of the financial instrument by comparing the risk of a default occurring at initial recognition based on the original, unmodified contractual terms and the risk of a default occurring at the reporting date based on the modified contractual terms.

The Group may adjust the contractual cash flows of loans to customers who are in financial difficulties in order to manage the risk of default and enhance the collectability (hereinafter referred to as ‘debt restructuring’). These adjustments generally involve extension of maturity, changes in interest payment schedule, and changes in other contractual terms.

Debt restructuring is a qualitative indicator of a significant increase in credit risk and the Group recognizes lifetime expected credit losses for the exposure expected to be the subject of such adjustments. If a borrower faithfully makes payments of contractual cash flows that were modified in accordance with the debt restructuring or if the borrower’s internal credit rating has recovered to the level prior to the recognition of the lifetime expected credit losses, the Group recognizes the 12-months expected credit losses for that exposure again.

i-3) Risk of default

The Group considers a financial asset to be in default if it meets one or more of the following conditions:

•	If a borrower is overdue 90 days or more from the contractual payment date,

•	If the Group judges that it is not possible to recover principal and interest without enforcing the collateral on a financial asset

The Group uses the following indicators when determining whether a borrower is in default:

•	Qualitative factors (e.g. breach of contract terms),

•

Quantitative factors (e.g. if the same borrower does not perform more than one payment obligations to the Group, the number of days past due per payment obligation. However, in the case of a specific portfolio, the Group uses the number of days past due for each financial instrument)

•	Internal data and external data

The definition of default applied by the Group generally conforms to the definition of default defined for regulatory capital management purposes; however, depending on the situations, the information used to determine whether a default has incurred and the extent thereof may vary.

i-4) Reflection of forward-looking information

The Group reflects forward-looking information presented by internal experts based on a variety of information when measuring expected credit losses. For the purpose of estimating these forward-looking information, the Group utilizes the economic outlook published by domestic and overseas research institutes or government and public agencies.

The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.

The Group identified the key macroeconomic variables needed to forecast credit risk and credit losses for each portfolio as follows by analyzing past experience data and drew correlations across credit risk for each variable.

Key macroeconomic variables	Correlation with credit risk
Economic growth	Negative
Consumer price index	Positive
Benchmark rate	Positive
3-year Korea Treasury Bond	Positive
3-year Corporate Bond	Positive
KOSPI	Negative

The predicted correlations between the macroeconomic variables and the risk of default, used by the Group, were derived based on data from the past nine years.

i-5) Measurement of expected credit losses

Key variables used in measuring expected credit losses are as follows:

•	Probability of default (“PD”)

•	Loss given default (“LGD”)

•	Exposure at default (“EAD”)

These variables have been estimated from historical experience data by using the statistical techniques developed internally by the Group and have been adjusted to reflect forward-looking information.

Estimates of PD over a specified period are estimated by reflecting characteristics of counterparties and their exposure, based on a statistical model at a specific point of time. The Group uses its own information to develop a statistical credit assessment model used for the estimation, and additional information observed in the market is considered for some portfolios such as a group of large corporates. When a counterparty or exposure is concentrated in specific grades, the method of measuring PD for that grades would be adjusted, and the PD by grade is estimated by considering contract expiration of the exposure.

LGD refers to the expected loss if a borrower defaults. The Group calculates LGD based on the experience recovery rate measured from past default exposures. The model for measuring LGD is developed to reflect type of collateral, seniority of collateral, type of borrower, and cost of recovery. In particular, LGD for retail loan products uses loan to value (LTV) as a key variable. The recovery rate reflected in the LGD calculation is based on the present value of recovery amount, discounted at the effective interest rate.

EAD refers to the expected exposure at the time of default. The Group derives EAD reflecting a rate at which the current exposure is expected to be used additionally up to the point of default within the contractual limit. EAD of financial assets is equal to the total carrying amount of the asset, and EAD of loan commitments or financial guarantee contracts is calculated as the sum of the amount expected to be used in the future.

When measuring expected credit losses on financial assets, the Group reflects a period of expected credit loss measurement based on a contractual maturity. The Group takes into consideration of the extension rights held by a borrower when deciding the contractual maturity.

Risk factors of PD, LGD and EAD are collectively estimated according to the following criteria:

•	Type of products

•	Internal credit risk rating

•	Type of collateral

•	Loan to value (LTV)

•	Industry that the borrower belongs to

•	Location of the borrower or collateral

•	Days of delinquency

The criteria classifying groups is periodically reviewed to maintain homogeneity of the group and adjusted if necessary. The Group uses external benchmark information to supplement internal information for a particular portfolio that did not have sufficient internal data accumulated from the past experience.

i-6) Write-off of financial assets

The Group writes off a portion of or entire loan or debt security that is not expected to receive its principal and interest. In general, the Group conducts write-off when it is deemed that the borrower has no sufficient resources or income to repay the principal and interest. Such determination on write-off is carried out in accordance with the internal rules of the Group and is carried out with the approval of an external institution, if necessary. Apart from write-off, the Group may continue to exercise its right of collection under its own recovery policy even after the write-off of financial assets.

ii) Maximum exposure to credit risk

Exposure to credit risk is the exposure related to due from banks, loans, investments in debt securities, derivative transactions, off-balance sheet accounts such as loan commitment. The exposures of due from banks and loans were classified into government, bank, corporation, or retail based on the exposure classification criteria of BASEL III credit risk weights.

The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2018 and December 31, 2019 are as follows:

	2018		2019
Due from banks and loans at amortized cost (*1)(*2):
Banks	~~W~~	17,935,816	12,950,561
Retail		136,499,558	152,840,826
Government		6,517,215	19,461,567
Corporations		131,795,992	140,718,619
Card receivable		21,592,287	23,114,264

		314,340,868	349,085,837

Deposits and loans at FVTPL (*1)(*2)
Bank		890,660	897,525
Corporations		1,189,190	2,154,821

		2,079,850	3,052,346

Securities measured at FVTPL (*3)		40,289,846	48,512,857
Securities measured at fair value – OCI		37,677,646	58,573,094
Securities measured at amortized cost		28,478,136	45,582,065
Derivative assets		1,793,613	2,829,274
Other financial assets (*1)(*4)		16,837,141	17,477,778
Financial guarantee contracts		4,413,874	4,698,558
Loan commitments and other credit liabilities		165,399,937	177,660,547

	~~W~~	611,310,911	707,472,356

(*1)	The maximum exposure amounts for due from banks, loans and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Due from banks and loans were classified as similar credit risk group when calculating the BIS ratio under new Basel Capital Accord (Basel III).
(*3)	Financial asset at fair value through profit or loss comprise debt securities at fair value through profit of loss, gold deposits.
(*4)

Other financial assets mainly comprise brokerage, securities and spot transaction related receivables, accrued interest receivables, secured key money deposits and domestic exchange settlement debit settled in a day.

iii) The maximum amount of exposure to credit risk by type of collateral of held financial instruments as of December 31, 2018 and 2019 is as follows:

	2018
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not recognized	Recognized
Guarantee	~~W~~	13,608,254	3,870,047	61,623	17,539,924
Deposits and Savings		1,016,391	241,567	1,379	1,259,337
Property and equipment		1,051,573	244,571	18,766	1,314,910
Real estate		119,174,347	13,856,638	281,943	133,312,928
Securities		3,460,263	105,397	—	3,565,660
Other		2,593,792	28	218	2,594,038

Total	~~W~~	140,904,620	18,318,248	363,929	159,586,797

	2019
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not recognized	Recognized
Guarantee	~~W~~	12,232,197	3,756,006	64,386	16,052,589
Deposits and Savings		1,058,353	266,407	2,437	1,327,197
Property and equipment		1,021,002	307,502	12,840	1,341,344
Real estate		128,098,318	14,932,637	370,361	143,401,316
Securities		3,340,337	137,105	—	3,477,442
Other		5,035,192	4,437	364	5,039,993

Total	~~W~~	150,785,399	19,404,094	450,388	170,639,881

iv) Impairment information by credit risk of financial assets

•	Allowance for credit loss of financial assets as of December 31, 2018 and 2019 are as follows:

	2018
	12 months expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1 (*1)		Grade 2 (*1)	Grade 1 (*1)	Grade 2 (*1)	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	16,873,064	980,673	94,866	11,493	—	17,960,096	(24,280)	17,935,816	55,008
Retail		122,318,451	6,122,202	4,991,709	3,103,779	402,975	136,939,116	(439,558)	136,499,558	81,216,489
Government		6,474,219	2,399	45,871	—	—	6,522,489	(5,274)	6,517,215	17,050
Corporations		82,476,923	28,445,914	9,800,260	11,659,375	882,394	133,264,866	(1,468,874)	131,795,992	74,069,579
Card receivable		16,129,536	2,022,525	1,791,147	2,039,390	411,595	22,394,193	(801,906)	21,592,287	7,599

		244,272,193	37,573,713	16,723,853	16,814,037	1,696,964	317,080,760	(2,739,892)	314,340,868	155,365,725

Securities at fair value through other comprehensive income (*2)		30,705,879	6,865,937	—	105,830	—	37,677,646	—	37,677,646	—
Securities at amortized cost		27,661,749	803,174	22,474	—	—	28,487,397	(9,261)	28,478,136	—

	~~W~~	302,639,821	45,242,824	16,746,327	16,919,867	1,696,964	383,245,803	(2,749,153)	380,496,650	155,365,725

	2019
	12 months expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1 (*1)		Grade 2 (*1)	Grade 1 (*1)	Grade 2 (*1)	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	11,703,863	1,179,294	77,675	1,804	—	12,962,636	(12,075)	12,950,561	57,087
Retail		136,124,712	7,443,675	5,694,210	3,608,216	476,897	153,347,710	(506,884)	152,840,826	87,826,564
Government		19,274,854	111,987	80,648	—	—	19,467,489	(5,922)	19,461,567	—
Corporations		85,202,285	32,112,103	10,219,343	13,546,622	956,772	142,037,125	(1,318,506)	140,718,619	77,732,792
Card receivable		17,161,184	2,249,276	1,879,073	2,233,942	444,311	23,967,786	(853,522)	23,114,264	8,728

		269,466,898	43,096,335	17,950,949	19,390,584	1,877,980	351,782,746	(2,696,909)	349,085,837	165,625,171

Securities at fair value through other comprehensive income (*2)		49,276,299	9,057,701	—	239,094	—	58,573,094	—	58,573,094	—
Securities at amortized cost		44,296,882	1,271,681	23,272	—	—	45,591,835	(9,770)	45,582,065	—

	~~W~~	363,040,079	53,425,717	17,974,221	19,629,678	1,877,980	455,947,675	(2,706,679)	453,240,996	165,625,171

(*1)	Credit quality of due from banks and loans was classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Banks and governments	OECD sovereign credit rating of 6 or above (as applied to the nationality of the banks and governments)	OECD sovereign credit rating of below 6 (as applied to the nationality of the banks and governments)

Retail	Pool of retail loans with probability of default of less than 2.25%	Pool of retail loans with probability of default of 2.25% or more

Corporations	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+ (Probability of default for loans with internal credit rating of BBB is 2.25%)

Credit cards	For individual card holders, score of 7 or higher in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans	For individual card holders, score of below 7 in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans

(*2)	As of December 31, 2018 and 2019, allowance for credit loss for securities at fair value through other comprehensive income amounted to ~~W~~26,084 million and ~~W~~28,236 million, respectively.

v) Credit risk exposures per credit grade of off-balance items

•	Credit risk exposures per credit grade of off-balance items as of December 31, 2018 and 2019 are as follows:

	2018
	Grade 1 (*1)		Grade 2 (*1)	Impaired	Total
Financial guarantee:
12 months expected credit loss	~~W~~	2,137,695	1,975,877	—	4,113,572
Life time expected credit loss		146,236	152,277	—	298,513
Impaired		—	—	1,789	1,789

		2,283,931	2,128,154	1,789	4,413,874

Loan commitment and other credit line
12 months expected credit loss		137,920,323	19,044,745	—	156,965,068
Life time expected credit loss		6,636,365	1,787,965	—	8,424,330
Impaired		—	—	10,539	10,539

		144,556,688	20,832,710	10,539	165,399,937

	~~W~~	146,840,619	22,960,864	12,328	169,813,811

	2019
	Grade 1 (*1)		Grade 2 (*1)	Impaired	Total
Financial guarantee:
12 months expected credit loss	~~W~~	2,805,417	1,495,091	—	4,300,508
Life time expected credit loss		248,544	148,696	—	397,240
Impaired		—	—	810	810

		3,053,961	1,643,787	810	4,698,558

Loan commitment and other credit line
12 months expected credit loss		146,010,944	21,044,977	—	167,055,921
Life time expected credit loss		7,850,945	2,730,143	—	10,581,088
Impaired		—	—	23,538	23,538

		153,861,889	23,775,120	23,538	177,660,547

	~~W~~	156,915,850	25,418,907	24,348	182,359,105

(*1)	The distinction between prime grade and normal grade is as follows:

Type of Borrower	Corporations and banks
Grade: 1. Prime	Internal credit rating of BBB+ or above
Grade: 2. Normal	Internal credit rating of below BBB+

vi) Credit risk exposures per credit quality of derivative assets

Credit quality of derivative assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Grade 1	~~W~~	1,687,005	2,377,548
Grade 2		106,608	451,726

	~~W~~	1,793,613	2,829,274

(*)	Credit quality of derivative assets was classified based on the internal credit ratings.

vii) Concentration by geographic location

An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2018 and 2019 are as follows:

	2018
	Korea		USA	England	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	8,996,272	1,712,675	462,540	640,895	213,399	947,315	3,221,442	1,741,278	17,935,816
Retail		130,034,683	359,668	4,432	3,440,623	2,151	1,031,299	974,568	652,134	136,499,558
Government		4,257,877	499,742	—	750,676	108,667	182,822	546,597	170,834	6,517,215
Corporations		116,621,693	2,707,273	109,295	2,578,989	96,468	1,846,470	2,621,744	5,214,060	131,795,992
Card		21,453,128	8,435	301	2,107	208	92,992	20,785	14,331	21,592,287

		281,363,653	5,287,793	576,568	7,413,290	420,893	4,100,898	7,385,136	7,792,637	314,340,868

Deposits and loans at FVTPL
Bank		186,465	704,195	—	—	—	—	—	—	890,660
Corporations		1,189,190	—	—	—	—	—	—	—	1,189,190

		1,375,655	704,195	—	—	—	—	—	—	2,079,850

Securities measured at FVTPL		38,782,201	973,716	163,658	28,062	11,507	20,740	104,853	205,109	40,289,846
Securities at FVOCI		34,667,702	1,209,756	21,749	197,234	46,417	392,668	616,143	525,977	37,677,646
Securities at amortized cost		26,053,245	1,048,909	—	68,594	—	360,953	34,923	911,512	28,478,136

	~~W~~	382,242,456	9,224,369	761,975	7,707,180	478,817	4,875,259	8,141,055	9,435,235	422,866,346

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

	2019
	Korea		USA	England	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	5,124,738	1,263,568	423,788	289,233	203,166	1,068,822	2,816,320	1,760,926	12,950,561
Retail		144,700,885	371,602	5,444	3,888,964	1,548	1,612,761	1,211,857	1,047,765	152,840,826
Government		16,805,176	529,096	—	1,080,381	—	140,960	445,526	460,428	19,461,567
Corporations		122,926,428	3,116,777	187,856	3,403,806	99,083	2,140,573	2,758,888	6,085,208	140,718,619
Card		22,916,799	9,068	321	2,233	214	141,844	25,513	18,272	23,114,264

		312,474,026	5,290,111	617,409	8,664,617	304,011	5,104,960	7,258,104	9,372,599	349,085,837

Deposits and loans at FVTPL
Bank		177,713	719,812	—	—	—	—	—	—	897,525
Corporations		2,146,949	—	—	—	—	—	—	7,872	2,154,821

		2,324,662	719,812	—	—	—	—	—	7,872	3,052,346

Securities measured at FVTPL		45,635,765	1,662,249	194,591	49,067	6,346	21,625	220,837	722,377	48,512,857
Securities at FVOCI		53,939,143	1,955,627	97,710	195,165	93,769	294,095	798,068	1,199,517	58,573,094
Securities at amortized cost		42,927,646	769,884	—	163,112	—	604,019	40,741	1,076,663	45,582,065

	~~W~~	457,301,242	10,397,683	909,710	9,071,961	404,126	6,024,699	8,317,750	12,379,028	504,806,199

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

viii) Concentration by industry sector

An analysis of concentration by industry sector of financial instrument, net of allowance, as of December 31, 2018 and 2019 are as follows:

	2018
	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	17,579,099	2,219	—	300	—	—	354,198	—	17,935,816
Retail		—	—	—	—	—	—	—	136,499,558	136,499,558
Government		6,385,776	—	—	2,795	—	—	128,644	—	6,517,215
Corporations		8,456,599	43,957,565	17,420,532	27,009,286	3,272,406	5,610,146	26,066,753	2,705	131,795,992
Card receivable		36,343	210,324	169,070	43,236	42,209	23,506	20,968,820	98,779	21,592,287

		32,457,817	44,170,108	17,589,602	27,055,617	3,314,615	5,633,652	47,518,415	136,601,042	314,340,868

Due from banks and loans at FVTPL:
Banks		870,656	—	—	20,004	—	—	—	—	890,660
Corporations		554,832	213,715	209,631	2,593	1,621	900	205,898	—	1,189,190

		1,425,488	213,715	209,631	22,597	1,621	900	205,898	—	2,079,850

Securities at fair value through profit or loss		25,067,491	1,646,132	1,185,571	342,124	208,455	60,829	11,779,244	—	40,289,846
Securities at fair value through other comprehensive income		22,436,768	1,695,624	302,789	480,979	480,585	—	12,280,901	—	37,677,646
Securities at amortized cost		6,634,975	99,437	—	775,580	595,334	—	20,372,810	—	28,478,136

	~~W~~	88,022,539	47,825,016	19,287,593	28,676,897	4,600,610	5,695,381	92,157,268	136,601,042	422,866,346

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

	2019
	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	12,461,379	—	—	—	—	—	489,182	—	12,950,561
Retail		—	—	—	—	—	—	—	152,840,826	152,840,826
Government		19,342,308	—	—	2,295	—	—	116,964	—	19,461,567
Corporations		9,456,194	44,781,794	17,004,407	30,029,000	3,485,602	6,003,383	29,958,239	—	140,718,619
Card receivable		39,003	212,863	170,873	49,000	41,664	23,397	22,427,544	149,920	23,114,264

		41,298,884	44,994,657	17,175,280	30,080,295	3,527,266	6,026,780	52,991,929	152,990,746	349,085,837

Due from banks and loans at FVTPL:
Banks		897,525	—	—	—	—	—	—	—	897,525
Corporations		1,301,066	505,198	120,636	7,872	3,500	900	215,649	—	2,154,821

		2,198,591	505,198	120,636	7,872	3,500	900	215,649	—	3,052,346

Securities at fair value through profit or loss		29,826,338	2,466,874	1,112,688	350,720	262,183	75,152	14,418,902	—	48,512,857
Securities at fair value through other comprehensive income		28,673,958	3,500,514	673,614	807,274	1,164,947	12,889	23,739,898	—	58,573,094
Securities at amortized cost		9,930,409	49,876	—	884,072	1,076,086	—	33,641,622	—	45,582,065

	~~W~~	111,928,180	51,517,119	19,082,218	32,130,233	6,033,982	6,115,721	125,008,000	152,990,746	504,806,199

(c)	Market risk

i) Market risk management from trading positions

i-1) Concept of Market risk

Market risk is defined as the risk of loss of trading account position of financial institutions due to fluctuations in market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks.

i-2) Market risk Management Method

The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risks within a certain level. To that end, the Group sets and operates the VaR limit, investment limit, position limit, sensitivity limit, and loss limit from portfolio to individual desks. These limits are managed daily by the Risk Management Department independent of Operation Department. Trading position refers to securities, foreign exchange position and derivative financial instruments held for the purpose of short-term trading profit. VaR is the representative method for measuring market risk and is a statistical measure of maximum potential loss that can be caused by changes in market conditions. VaR calculates the market risk amount of the standard method by using TRMS, and Shinhan Bank and Shinhan Investment Corp. use own internal model of market risk calculation system.

The Group conducts stress test to supplement risk measurements by statistical method and to manage losses that may arise from rapid changes in the economic environment.

Shinhan Bank measures the market risk of linear products, such as stocks and bonds, as well as non-linear products, such as options by applying historical simulation method of 99% confidence level-based VaR. Trading position data is automatically interfaced into measurement system, and the system conducts VaR measurement and manages the limit. In addition, the Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.

Shinhan Investment measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear products, such as options, in details. In addition to the VaR limit, the Shinhan Investment sets and manages issuance and transaction limit, stop-loss limit for each department.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2018 and 2019 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	425,235	453,644	403,195	453,644
Stock price		201,408	227,167	143,238	143,238
Foreign exchange		143,202	174,702	124,292	139,617
Commodity		6,250	9,026	4,501	6,343
Option volatility		34,334	56,834	22,045	56,834

	~~W~~	810,429	921,373	697,271	799,676

	2019
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	508,039	527,349	479,121	504,948
Stock price		191,019	210,589	162,595	210,589
Foreign exchange		143,317	151,779	138,543	139,562
Commodity		7,691	10,558	4,953	10,558
Option volatility		57,972	74,892	39,591	67,160

	~~W~~	908,038	975,167	824,803	932,817

i-3) Shinhan Bank

The analyses of the ten-day 99% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	22,559	29,748	16,194	18,797
Stock price		12,118	25,701	1,976	22,212
Foreign exchange (*)		39,282	45,738	34,162	34,294
Option volatility		131	511	30	261
Commodity		17	61	—	24
Portfolio diversification					(21,298)

	~~W~~	43,957	57,462	38,026	54,290

	2019
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	21,208	32,430	12,709	28,313
Stock price		18,136	49,424	8,171	15,386
Foreign exchange (*)		24,727	29,085	22,259	25,910
Option volatility		161	325	60	212
Commodity		15	104	—	10
Portfolio diversification					(21,879)

	~~W~~	47,925	81,553	31,482	47,952

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.

i-4) Shinhan Card

The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2018, and 2019, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,257	1,972	768	1,269

	2019
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,417	2,000	1,000	2,000

(*)	Foreign subsidiaries are excluded from the calculation

i-5) Shinhan Investment

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	7,563	14,314	3,656	7,321
Stock price		64,107	103,846	6,202	43,748
Foreign exchange		5,992	13,798	154	154
Option volatility		9,200	31,810	2,195	31,810
Portfolio diversification					(1,375)

	~~W~~	74,821	128,261	11,174	81,658

	2019
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	13,725	20,857	5,671	11,946
Stock price		31,330	74,421	15,449	25,691
Foreign exchange		4,107	37,970	368	4,369
Option volatility		9,889	31,711	2,504	9,876
Portfolio diversification					(15,150)

	~~W~~	38,262	85,597	5,780	36,732

i-6)	Shinhan Life Insurance

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the year ended December 31, 2018 and 2019 are as follows:

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	2,994	6,410	260	293
Stock price		4,084	4,933	2,030	4,793
Foreign exchange		1,111	2,825	40	352
Option volatility		824	4,916	89	106

	~~W~~	9,013	19,084	2,419	5,544

	2019
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,853	8,856	313	600
Stock price		5,015	6,520	4,374	4,978
Foreign exchange		1,581	3,434	3	2,050
Option volatility		316	632	124	472

	~~W~~	8,765	19,442	4,814	8,100

i-7)	Orange Life Insurance Co., Ltd.

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Orange Life Insurance as of and for the year ended December 31, 2019 are as follows:

	2019
	Average		Maximum	Minimum	December 31
Foreign exchange	~~W~~	18,578	23,614	12,577	16,710

ii) Interest rate risk management from non-trading positions

ii-1) Principle

Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. Through the interest rate risk management, changes in net interest income or net asset value arising from interest rate fluctuations are anticipated by early forecasting changes in interest rate risks related to net interest income and net asset value.

ii-2) Managements

Shinhan Financial Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.

One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net earnings calculation for the immediately following one-year period, in each case, as a result of negative movements in interest rates. The precision of risk management system differs by each subsidiary. Interest rate VaR and interest rate EaR are measured by internal method or IRRBB (Interest Rate Risk In The Banking Book), and interest rate risk limits are set and monitored based on the interest rate VaR.

The Basel III-based IRRBB measures the interest rate risk more precisely than the existing BIS standard framework by segmenting maturities of interest rates, reflecting customer behaviour models, and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ Steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate VaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario was applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB. ((KRW) Parallel ± 300bp, Short Term ± 400bp, Long Term ± 200bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 150bp) In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as ΔEVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.

Since impacts of each subsidiary on changes of interest rates are differentiate by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.

In particular, through its asset and liability management system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and net present value and net interest income simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate earnings at risk (“EaR”) limits and interest rate gap ratio limits.

Non-trading positions for interest rate VaR and EaR as of December 31, 2018 and 2019 are as follows:

ii-3) Shinhan Bank

	2018		2019
ΔEVE (*1)	~~W~~	930,461	369,944
ΔNII (*2)		405,501	161,385

ii-4) Shinhan Card

	2018		2019
ΔEVE (*1)	~~W~~	773,293	696,505
ΔNII (*2)		501,272	554,499

ii-5) Shinhan Investment

	2018		2019
ΔEVE (*1)	~~W~~	82,568	77,436
ΔNII (*2)		72,906	127,476

ii-6) Shinhan Life Insurance

	2018		2019
ΔEVE (*1)	~~W~~	5,268,879	4,831,042
ΔNII (*2)		67,638	77,000

ii-7) Orange Life Insurance Co., Ltd.

	2019
ΔEVE (*1)	~~W~~	2,800,603
ΔNII (*2)		46,372

(*1)

ΔEVE is the economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.

iii) Foreign exchange risk

Exposure to foreign exchange risk can be defined as the difference (net position) between assets and liabilities presented in foreign currency, including derivative financial instruments linked to foreign exchange rate. Foreign exchange risk is a factor that causes market risk of the trading position and is managed by the Group under the market risk management system.

The management of Shinhan Bank’s foreign exchange position is centralized at the FX & Derivatives Department. Dealers in the FX & Derivatives Department manage Shinhan Bank’s overall position within the set limits through spot trading, forward contracts, currency options, futures and swaps and foreign exchange swaps. Shinhan Bank sets a limit for net open positions by currency and the limits for currencies other than the U.S. dollars, Japanese yen, Euros and Chinese yuan are set in order to minimize exposures from the other foreign exchange trading.

Foreign currency denominated assets and liabilities as of December 31, 2018 and 2019 are as follows:

	2018
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,797,714	1,216,221	259,631	1,595,799	1,654,668	9,524,033
Due from banks at FVTPL		704,195	—	—	—	—	704,195
Loan receivables measured at FVTPL		347,966	3,430	4,127	—	—	355,523
Loan at amortized cost		16,301,367	6,862,146	1,275,174	3,496,937	5,934,670	33,870,294
Securities at FVTPL		3,812,541	998	81,300	—	313,750	4,208,589
Derivative assets		133,197	285	2,299	406	11,875	148,062
Securities at FVOCI		3,209,293	125,512	—	357,682	728,456	4,420,943
Securities at amortized cost		1,405,775	128,512	—	34,955	1,175,733	2,744,975
Other financial assets		2,958,609	135,984	70,321	456,405	357,856	3,979,175

	~~W~~	33,670,657	8,473,088	1,692,852	5,942,184	10,177,008	59,955,789

Liabilities:
Deposits	~~W~~	13,333,500	7,217,318	727,291	4,565,067	5,232,529	31,075,705
Financial liabilities at FVTPL		4,389	—	—	—	458,934	463,323
Derivative liabilities		172,556	—	1,914	2,089	4,892	181,451
Borrowings		6,287,797	446,102	280,949	395,719	173,731	7,584,298
Debt securities issued		6,168,615	317,125	293,708	—	1,715,780	8,495,228
Financial liabilities designated at FVTPL		1,168,024	—	—	—	—	1,168,024
Other financial liabilities		2,684,717	192,161	125,434	573,544	548,754	4,124,610

	~~W~~	29,819,598	8,172,706	1,429,296	5,536,419	8,134,620	53,092,639

Net assets	~~W~~	3,851,059	300,382	263,556	405,765	2,042,388	6,863,150
Off-balance derivative exposure		(2,056,586)	(157,445)	(217,232)	(34,986)	(164,797)	(2,631,046)

Net position	~~W~~	1,794,473	142,937	46,324	370,779	1,877,591	4,232,104

	2019
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,235,225	1,532,661	354,686	1,714,524	1,715,443	9,552,539
Due from banks at FVTPL		719,812	—	—	—	—	719,812
Loan receivables measured at FVTPL		479,950	—	7,872	—	—	487,822
Loan at amortized cost		18,275,153	8,256,756	955,836	3,350,557	7,960,731	38,799,033
Securities at FVTPL		5,391,450	32,565	303,917	—	357,018	6,084,950
Derivative assets		342,120	1,403	16,922	391	80,506	441,342
Securities at FVOCI		4,775,714	83,713	337,573	436,236	917,335	6,550,571
Securities at amortized cost		1,392,901	183,133	67,080	40,769	1,482,574	3,166,457
Other financial assets		3,176,509	136,419	171,080	380,955	462,734	4,327,697

	~~W~~	38,788,834	10,226,650	2,214,966	5,923,432	12,976,341	70,130,223

Liabilities:
Deposits	~~W~~	14,658,624	9,057,393	843,946	4,426,507	6,906,741	35,893,211
Financial liabilities at FVTPL		—	—	—	—	474,080	474,080
Derivative liabilities		320,176	6,466	20,833	1,163	15,564	364,202
Borrowings		8,938,762	347,881	190,366	407,767	139,658	10,024,434
Debt securities issued		7,882,293	319,041	960,890	—	1,526,661	10,688,885
Financial liabilities designated at FVTPL		1,444,254	—	—	—	—	1,444,254
Other financial liabilities		4,391,046	155,736	125,172	567,860	978,153	6,217,967

	~~W~~	37,635,155	9,886,517	2,141,207	5,403,297	10,040,857	65,107,033

Net assets	~~W~~	1,153,679	340,133	73,759	520,135	2,935,484	5,023,190
Off-balance derivative exposure		(1,335,794)	(160,734)	273,571	(114,015)	(844,534)	(2,181,506)

Net position	~~W~~	(182,115)	179,399	347,330	406,120	2,090,950	2,841,684

(d)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity and by ensuring that it maintains an appropriate level of liquidity through systematic management. At the group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the group-specific internal crisis, crisis in the external market and a combination of internal and external crisis. In addition, in order to preemptively and comprehensively manage liquidity risk, the Group measure and monitor liquidity risk management using various indices, including the “limit management index”, “early warning index” and “monitoring index”.

Shinhan Bank applies the following basic principles for liquidity risk management:

•	raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	maintain risk at appropriate levels and preemptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	conduct periodic contingency analysis in anticipation of any potential liquidity crisis and establish and implement emergency plans in case of a crisis actually happening; and

•

consider liquidity-related costs, benefits of and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

As for any potential liquidity shortage at or near the end of each month, Shinhan Card maintains liquidity at a level sufficient to withstand credit shortage for three months. In addition, Shinhan Card manages liquidity risk by defining and managing various indicators of liquidity risk, such as the actual liquidity gap ratio (in relation to the different maturities for assets as compared to liabilities), the liquidity buffer ratio, the maturity repayment ratio, the ratio of actual funding compared to budgeted funding and the ratio of asset-backed securities to total borrowings, at different risk levels of “caution”, “unstable” and “at risk”, and the Group also has contingency plans in place in case of any emergency or crisis.

Contractual maturities for financial instruments including cash flows of principal and interest and off balance as of December 31, 2018 and 2019 are as follows:

	2018
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	14,451,366	796,510	905,259	1,196,790	1,526	57,259	17,408,710
Due from banks at fair value through profit or loss		115,476	131,712	518,109	105,359	6,053	—	876,709
Loans at fair value through profit or loss		290,724	388,218	42,550	201,591	257,873	48,982	1,229,938
Loans at amortized cost		34,025,588	34,254,065	45,151,571	68,239,781	87,760,434	66,889,553	336,320,992
Securities at fair value through profit or loss		36,043,891	41,287	35,677	403,849	1,572,268	3,351,681	41,448,653
Securities at fair value through other comprehensive income		37,519,813	12,093	5,145	20,291	255,091	507,920	38,320,353
Securities at amortized cost		505,417	1,378,525	481,193	2,270,447	15,067,164	16,896,833	36,599,579
Other financial assets		15,130,599	5,629	19,173	433,060	92,753	1,215,953	16,897,167

	~~W~~	138,082,874	37,008,039	47,158,677	72,871,168	105,013,162	88,968,181	489,102,101

Liabilities:
Deposits (*2)	~~W~~	123,166,403	24,736,962	34,096,334	56,060,670	28,316,319	2,880,197	269,256,885
Financial liabilities at fair value through profit or loss		1,402,726	193	53	10,403	10,124	—	1,423,499
Borrowings		13,542,317	2,879,693	2,207,560	2,965,132	5,854,335	2,553,162	30,002,199
Debt securities issued		3,779,407	5,433,266	5,633,286	10,468,221	36,694,200	5,291,240	67,299,620
Financial liabilities designated at fair value through profit or loss		332,249	303,996	171,927	1,061,443	5,552,824	1,113,361	8,535,800
Other financial liabilities		19,423,802	22,744	110,883	146,256	432,277	71,318	20,207,280

	~~W~~	161,646,904	33,376,854	42,220,043	70,712,125	76,860,079	11,909,278	396,725,283

Off balance (*3):
Finance guarantee contracts	~~W~~	4,413,874	—	—	—	—	—	4,413,874
Loan commitments and other		166,498,542	—	—	—	—	—	166,498,542

	~~W~~	170,912,416	—	—	—	—	—	170,912,416

Derivatives:
Net and gross settlement of derivatives	~~W~~	(451,926)	(5,741)	(26,570)	(6,552)	(37,532)	(10,656)	(538,977)

	2019
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	25,543,400	1,039,822	421,453	1,145,323	50,070	249,503	28,449,571
Due from banks at fair value through profit or loss		130,780	150,217	594,643	21,885	—	—	897,525
Loans at fair value through profit or loss		29,961	783,429	12,638	142,756	773,305	488,326	2,230,415
Loans at amortized cost		28,857,297	36,706,993	46,672,732	74,931,639	103,334,861	70,169,035	360,672,557
Securities at fair value through profit or loss		39,736,655	1,852,680	728,518	1,120,791	2,716,677	3,774,694	49,930,015
Securities at fair value through other comprehensive income		57,317,802	—	—	40,145	30,195	2,111,220	59,499,362
Securities at amortized cost		1,214,108	2,015,590	1,704,574	2,098,374	17,491,024	32,951,459	57,475,129
Other financial assets		13,291,239	122,258	122,893	562,793	249,166	3,122,107	17,470,456

	~~W~~	166,121,242	42,670,989	50,257,451	80,063,706	124,645,298	112,866,344	576,625,030

Liabilities:
Deposits (*2)	~~W~~	149,773,324	31,415,213	38,077,790	61,746,589	14,972,484	3,590,916	299,576,316
Financial liabilities at fair value through profit or loss		1,558,186	1,096	12,095	17,997	48,609	—	1,637,983
Borrowings		15,314,322	3,690,803	3,608,178	4,028,183	5,244,109	3,002,243	34,887,838
Debt securities issued		5,367,601	4,370,308	4,876,333	8,945,916	49,804,651	6,467,621	79,832,430
Financial liabilities designated at fair value through profit or loss		487,743	110,965	678,041	1,651,198	5,414,944	1,066,565	9,409,456
Other financial liabilities		23,504,746	118,689	253,779	510,768	416,868	3,449,392	28,254,242

	~~W~~	196,005,922	39,707,074	47,506,216	76,900,651	75,901,665	17,576,737	453,598,265

Off balance (*3):
Finance guarantee contracts	~~W~~	4,698,558	—	—	—	—	—	4,698,558
Loan commitments and other		178,516,047	—	—	—	—	—	178,516,047

	~~W~~	183,214,605	—	—	—	—	—	183,214,605

Derivatives:
Net and gross settlement of derivatives	~~W~~	407,885	9,640	34,228	18,196	160,292	176,976	807,217

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~106,160,833 million and ~~W~~116,282,706 million as of December 31, 2018 and 2019 are included in the ‘Less than 1 month’ category, respectively.
(*3)

Financial guarantees such as financial guarantee contracts and loan commitments and others provided by the Group are classified based on the earliest date at which the Group should fulfill the obligation under the guarantee when the counterparty requests payment.

(e)	Measurement of fair value

The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications. If the market for a financial instrument is not active, such as OTC (Over The Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service.

The Group uses various valuation techniques and is setting rational assumptions based on the present market situations. Such valuation techniques may include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models.

The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2018 and 2019 are as follows:

	2018
	Level 1		Level 2	Level 3	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	57,236	813,420	870,656
Loan receivables measured at FVTPL		—	891,636	317,558	1,209,194
Financial assets at FVTPL:
Debt securities and other securities		5,084,767	29,552,429	5,497,769	40,134,965
Equity securities		528,113	143,139	493,818	1,165,070
Gold deposits		154,881	—	—	154,881
Derivative assets:
Trading		62,275	1,548,769	116,277	1,727,321
Hedging		—	61,706	4,586	66,292
Securities measured at FVOCI:
Debt securities		10,532,244	27,095,555	49,846	37,677,645
Equity securities		135,866	—	500,659	636,525

	~~W~~	16,498,146	59,350,470	7,793,933	83,642,549

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	961,372	—	—	961,372
Gold deposits		458,934	—	—	458,934
Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities		—	1,702,063	6,833,737	8,535,800
Derivative liabilities:
Trading		116,160	1,444,545	285,965	1,846,670
Hedging		—	232,102	361,120	593,222

	~~W~~	1,536,466	3,378,710	7,480,822	12,395,998

	2019
	Level 1		Level 2	Level 3	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	66,870	830,655	897,525
Loan receivables measured at FVTPL		—	686,446	1,468,375	2,154,821
Financial assets at FVTPL:
Debt securities and other securities		6,304,161	33,145,583	8,951,398	48,401,142
Equity securities		890,714	195,395	511,831	1,597,940
Gold deposits		111,715	—	—	111,715
Derivative assets:
Trading		35,711	2,088,307	462,050	2,586,068
Hedging		—	240,430	2,776	243,206
Securities measured at FVOCI:
Debt securities		16,892,704	41,645,124	35,266	58,573,094
Equity securities		183,107	—	624,852	807,959

	~~W~~	24,418,112	78,068,155	12,887,203	115,373,470

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	1,164,697	—	—	1,164,697
Gold deposits		467,760	—	—	467,760
Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities		—	897,967	8,511,489	9,409,456
Derivative liabilities:
Trading		46,854	1,834,930	119,220	2,001,004
Hedging		—	112,258	189,750	302,008

	~~W~~	1,679,311	2,845,155	8,820,459	13,344,925

i-2)	Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Financial asset at fair value through profit or loss		Financial asset designated at fair value through profit or loss	Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
Beginning balance	~~W~~	5,831,369	152,091	621,207	(7,273,754)	(250,662)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		359,160	3,390	4,692	10,090	(128,816)
Recognized in other comprehensive income (loss) for the year		—	—	29,388	235	—

		359,160	3,390	34,080	10,325	(128,816)
Purchase		2,143,853	—	2,510	—	2,236
Issue		—	—	—	(7,127,670)	—
Settlement		(1,212,202)	(155,481)	(107,292)	7,557,362	(148,987)
Transfer to level3 (*2)		1,370	—	—	—	6
Transfer from level3 (*2)		(985)	—	—	—	—

Ending balance	~~W~~	7,122,565	—	550,505	(6,833,737)	(526,223)

	2019
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
Beginning balance	~~W~~	7,122,565	550,505	(6,833,737)	(526,223)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		61,738	1,461	(826,594)	591,332
Recognized in other comprehensive income (loss) for the year		125,037	34,716	(13,654)	—

		186,775	36,177	(840,248)	591,332
Purchase		5,941,978	103,564	—	2,221
Issue		—	—	(8,821,680)	—
Settlement		(2,332,781)	(22,842)	7,984,176	88,312
Reclassification		—	(7,286)	—	—
Transfer to level3 (*2)		162,906	—	—	248
Transfer from level3 (*2)		(27,075)	—	—	(34)
Business combination (Note 50)		707,891	—	—	—

Ending balance	~~W~~	11,762,259	660,118	(8,511,489)	155,856

(*1)

Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2018 and 2019 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2018
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain (loss) on financial assets at fair value through profit or loss	~~W~~	179,658	(14,586)
Net gain on financial assets designated at fair value through profit or loss		10,090	392,096
Net gain on securities at fair value through other comprehensive income		2,575	—
Reversal of (provision for) allowance for credit loss		17	(28)
Other operating expenses		56,176	57,317

	~~W~~	248,516	434,799

	2019
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain (loss) on financial assets at fair value through profit or loss	~~W~~	544,849	23,912
Net gain on financial assets designated at fair value through profit or loss		(826,594)	(66,113)
Net gain on securities at fair value through other comprehensive income		1,461	1,191
Other operating expenses		108,221	109,547

	~~W~~	(172,063)	68,537

(*2)

Changes in levels for the financial instruments occurred due to the change in the availability of observable market data. The Group reviews the levels of financial instruments as of the end of the reporting period considering the related events and circumstances in the reporting period.

i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2018 and 2019 are as follows:

	2018
Type of financial instrument	Valuation technique	Carrying Value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	30,501,301	Discount rate
Equity securities	NAV		143,139	Price of underlying assets

			30,644,440

Derivative assets
Trading	Option model, DCF		1,548,769	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			61,706

			1,610,475

Securities at fair value through other comprehensive income	DCF		27,095,555	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.

		~~W~~	59,350,470

Liabilities
Financial liabilities designated at fair value through profit or loss
Borrowings	DCF	~~W~~	1,702,063	Discount rate
Derivative liabilities
Trading	Option model DCF		1,444,545	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			232,102

			1,676,647

		~~W~~	3,378,710

	2019
Type of financial instrument	Valuation technique	Carrying Value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	33,898,899	Discount rate, interest rate, stock price and price of underlying assets such as stocks, bonds, etc.
Equity securities	NAV		195,395

			34,094,294

Derivative assets
Trading	Option model, DCF		2,088,307	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			240,430

			2,328,737

Securities at fair value through other comprehensive income	DCF, NAV		41,645,124	Discount rate, growth rate and price of underlying assets such as stock, bonds, etc.

		~~W~~	78,068,155

Liabilities
Financial liabilities designated at fair value through profit or loss
Borrowings	DCF	~~W~~	897,967	Discount rate
Derivative liabilities
Trading	Option model, DCF		1,834,930	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			112,258

			1,947,188

		~~W~~	2,845,155

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2018 and 2019 are as follows:

	2018
Type of financial instrument	Valuation technique	Carrying value(*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1)	~~W~~	6,628,747	The volatility of the underlying asset Correlations	16.39%~42.56% 1.26%~39.45% 0.00%
Equity securities	DCF, NAV		493,818	The volatility of the underlying asset Correlations	5.80%~41.00% 0.00%~74.00%

			7,122,565

Derivative assets
Equity and foreign exchange related	Option model (*1)		43,183	The volatility of the underlying asset Correlations	2.20%~38.00% 12.00%~82.00%
Interest rates related	Option model (*1)		44,848	The volatility of the underlying asset Regression coefficient Correlations	0.00%~1.00% 0.42%~1.65% 44.93%~91.00%
Credit and commodity related	Option model (*1)		32,832	The volatility of the underlying asset Correlations	1.00%~33.00% 33.00%~67.00%

			120,863

Securities at fair value through other comprehensive income
Debt securities	DCF		49,846	Discount rate	8.43%~17.40%
Equity securities	NAV		500,659	Growth rate	0.00%~3.00%

			550,505

		~~W~~	7,793,933

Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	6,833,737	The volatility of the underlying asset Correlations	0.00%~107.00% -42.00%~93.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		199,504	The volatility of the underlying asset Correlations	2.20%~98.00% -3.00%~82.00%
Interest rates related	Option model (*1)		374,976	The volatility of the underlying asset Regression coefficient Correlations	0.00%~33.00% 0.42%~2.77% 28.15%~91.00%
Credit and commodity related	Option model (*1)		72,605	The volatility of the underlying asset Correlations	1.00%~107.00% -20.00%~93.00%

			647,085

		~~W~~	7,480,822

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)

There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

	2019
Type of financial instrument	Valuation technique	Carrying value(*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1)	~~W~~	11,250,428	The volatility of the underlying asset Discount rate	0.00%~46.36% 1.14%~30.70%
Equity securities	DCF, NAV		511,831	The volatility of the underlying asset Correlations Discount rate	1.00%~43.00% 5.00%~88.00% 5.06%~15.42%

			11,762,259

Derivative assets
Equity and foreign exchange related	Option model (*1)		145,011	The volatility of the underlying asset Correlations	1.51%~56.00% -42.00%~82.00%
Interest rates related	Option model (*1)		30,983	The volatility of the underlying asset Regression coefficient Correlations	0.50%~0.67% 1.30%~1.57% 59.53%
Credit and commodity related	Option model (*1)		288,832	The volatility of the underlying asset Correlations	0.00%~39.00% 0.00%~93.00%

			464,826

Securities at fair value through other comprehensive income
Debt securities	DCF		35,266	Discount rate Growth rate	7.78%~19.32% 0.00%~2.00%
Equity securities	NAV		624,852

			660,118

		~~W~~	12,887,203

Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model (*1)		~~W~~8,511,489	The volatility of the underlying asset Correlations	0.00%~140.00% -46.00%~93.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		30,412	The volatility of the underlying asset Correlations	0.00%~140.00% 0.00%~78.00%
Interest rates related	Option model (*1)		213,170	The volatility of the underlying asset Regression coefficient Correlations	0.00%~55.00% 1.30%~2.77% 45.06%~90.34%
Credit and commodity related	Option model (*1)		65,388	The volatility of the underlying asset Correlations	0.00%~109.00% -46.00%~93.00%

			308,970

			~~W~~8,820,459

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)

There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

i-4)	Sensitivity analysis for fair value measurements in Level 3

For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2018 and 2019.

	2018
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period(*1):
Financial asset at fair value through profit or loss	~~W~~	45,760	(20,662)
Derivative assets		28,115	(27,201)

		73,875	(47,863)
Effects on other comprehensive income for the period:
Securities at fair value through other comprehensive income(*2)		23,885	(17,231)

	~~W~~	97,760	(65,094)

Financial liabilities:
Effects on profit or loss for the period(*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	112,212	(131,080)
Derivative liabilities		103,938	(88,348)

	~~W~~	216,150	(219,428)

	2019
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period(*1):
Financial asset at fair value through profit or loss	~~W~~	44,108	(23,618)
Derivative assets		24,792	(22,184)

		68,900	(45,802)
Effects on other comprehensive income for the period:
Securities at fair value through other comprehensive income(*2)		36,258	(22,183)

	~~W~~	105,158	(67,985)

Financial liabilities:
Effects on profit or loss for the period(*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	55,224	(53,294)
Derivative liabilities		16,830	(22,535)

	~~W~~	72,054	(75,829)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%) or correlations (-10~10%).
(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%) or growth rate (0~1%).

ii) Financial instruments measured at amortized cost

ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk.

Securities measured at amortized cost	The minimum price between the Korea Asset Pricing’s valuation, and KIS Pricing’s is used as a fair value.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

ii-2)	The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	14,731,395	14,731,327	25,840,858	25,852,497
Loans measured at amortized cost:
Retails		125,265,676	126,266,820	134,510,282	135,620,862
Corporations		146,302,462	147,420,557	159,560,873	160,818,205
Public and other funding loans		2,868,154	2,891,202	3,427,855	3,446,485
Loans between banks		3,579,169	3,580,576	2,629,999	2,644,603
Credit card		21,594,011	21,930,174	23,115,970	23,489,180
Securities measured at amortized cost:
Government bonds		18,000,454	18,974,413	30,385,084	32,242,339
Financial institution bonds		2,171,623	2,195,425	4,770,204	4,882,081
Debentures		8,306,059	8,506,853	10,426,777	10,878,059
Other financial assets		16,837,141	16,859,986	17,477,778	17,493,331

	~~W~~	359,656,144	363,357,333	412,145,680	417,367,642

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	106,160,834	106,160,834	116,282,707	116,282,707
Time deposits		139,644,763	139,580,314	158,427,447	158,478,949
Certificate of deposit		9,247,088	9,298,457	9,707,791	9,714,806
Issued bill deposit		4,087,530	4,087,338	4,579,587	4,579,425
CMA deposits		4,084,709	4,084,709	3,987,372	3,987,372
Other		1,775,266	1,775,276	1,889,352	1,889,700
Borrowing debts:
Call-money		1,425,162	1,425,162	712,247	712,247
Bills sold		14,536	14,506	19,070	19,035
Bonds sold under repurchase agreements		7,614,659	7,614,659	9,089,736	9,089,736
Borrowings		20,764,185	20,844,318	25,042,103	25,205,292
Debts:
Borrowings in won		54,769,670	55,240,467	64,717,212	65,322,413
Borrowings in foreign currency		8,458,029	8,265,842	10,646,152	10,783,027
Other financial liabilities		20,545,181	20,233,920	28,231,911	27,949,306

	~~W~~	378,591,612	378,625,802	433,332,687	434,014,015

ii-3)

The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2018 and 2019 are as follows:

	2018
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	3,364,995	10,587,086	779,246	14,731,327
Loans measured at amortized cost:
Retails		—	—	126,266,820	126,266,820
Corporations		—	—	147,420,557	147,420,557
Public and other funding loans		—	—	2,891,202	2,891,202
Loans between banks		590	2,498,193	1,081,793	3,580,576
Credit card		—	—	21,930,174	21,930,174
Securities measured at amortized cost:
Government bonds		7,887,135	11,087,278	—	18,974,413
Financial institution bonds		719,925	1,475,500	—	2,195,425
Debentures		—	8,423,809	83,044	8,506,853
Other financial assets		74,625	11,606,369	5,178,992	16,859,986

	~~W~~	12,047,270	45,678,235	305,631,828	363,357,333

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	1,136,610	104,998,305	25,919	106,160,834
Time deposits		—	—	139,580,314	139,580,314
Certificate of deposit		—	—	9,298,457	9,298,457
Issued bill deposit		—	—	4,087,338	4,087,338
CMA deposits		—	4,084,709	—	4,084,709
Other		1,665,090	—	110,186	1,775,276
Borrowing debts:
Call-money		465,000	960,162	—	1,425,162
Bills sold		—	—	14,506	14,506
Bonds sold under repurchase agreements		5,243,217	—	2,371,442	7,614,659
Borrowings		—	123,874	20,720,444	20,844,318
Debts:
Borrowings in won		—	36,335,879	18,904,588	55,240,467
Borrowings in foreign currency		—	5,558,527	2,707,315	8,265,842
Other financial liabilities		74,638	6,630,725	13,528,557	20,233,920

	~~W~~	8,584,555	158,692,181	211,349,066	378,625,802

	2019
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	3,133,425	22,149,706	569,366	25,852,497
Loans measured at amortized cost:
Retails		—	—	135,620,862	135,620,862
Corporations		108	—	160,818,097	160,818,205
Public and other funding loans		—	—	3,446,485	3,446,485
Loans between banks		—	960,827	1,683,776	2,644,603
Credit card		—	—	23,489,180	23,489,180
Securities measured at amortized cost:
Government bonds		20,524,820	11,717,519	—	32,242,339
Financial institution bonds		2,252,484	2,629,597	—	4,882,081
Debentures		—	10,792,000	86,059	10,878,059
Other financial assets		526,813	10,813,821	6,152,697	17,493,331

	~~W~~	26,437,650	59,063,470	331,866,522	417,367,642

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	1,053,963	115,216,336	12,408	116,282,707
Time deposits		—	—	158,478,949	158,478,949
Certificate of deposit		—	—	9,714,806	9,714,806
Issued bill deposit		—	—	4,579,425	4,579,425
CMA deposits		—	3,987,372	—	3,987,372
Other		1,747,509	—	142,191	1,889,700
Borrowing debts:
Call-money		174,000	538,247	—	712,247
Bills sold		—	—	19,035	19,035
Bonds sold under repurchase agreements		6,734,162	—	2,355,574	9,089,736
Borrowings		—	—	25,205,292	25,205,292
Debts:
Borrowings in won		—	43,747,553	21,574,860	65,322,413
Borrowings in foreign currency		—	7,535,065	3,247,962	10,783,027
Other financial liabilities		526,685	7,932,723	19,489,898	27,949,306

	~~W~~	10,236,319	178,957,296	244,820,400	434,014,015

ii-4)

For financial instruments not measured at fair value in the statement of financial position but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 at December 31, 2018 and 2019 are as follows:

	2018
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	10,587,086	DCF	Discount rate
Loans measured at amortized cost		2,498,193	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		20,986,587	DCF	Discount rate
Other financial assets		11,606,369	DCF	Discount rate

		45,678,235

Financial instruments classified as level 3:
Assets
Due from banks measured at amortized cost		779,246	DCF	Discount rate
Loans measured at amortized cost		299,590,546	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		83,044	DCF	Discount rate
Other financial assets		5,178,992	DCF	Discount rate

		305,631,828

	~~W~~	351,310,063

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	109,083,014	DCF	Discount rate
Borrowings		1,084,036	DCF	Discount rate
Debt securities issued		41,894,406	DCF	Discount rate
Other financial liabilities		6,630,725	DCF	Discount rate

		158,692,181

Financial instruments classified as level 3:
Liabilities
Deposits		153,102,214	DCF	Discount rate
Borrowings		23,106,392	DCF	Discount rate
Debt securities issued		21,611,903	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		13,528,557	DCF	Discount rate

		211,349,066

	~~W~~	370,041,247

	2019
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	22,149,706	DCF	Discount rate
Loans measured at amortized cost		960,827	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		25,139,116	DCF	Discount rate
Other financial assets		10,813,821	DCF	Discount rate

		59,063,470

Financial instruments classified as level 3:
Assets
Due from banks measured at amortized cost		569,366	DCF	Discount rate
Loans measured at amortized cost		325,058,400	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		86,059	DCF	Discount rate
Other financial assets		6,152,697	DCF	Discount rate

		331,866,522

	~~W~~	390,929,992

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	119,203,708	DCF	Discount rate
Borrowings		538,247	DCF	Discount rate
Debt securities issued		51,282,618	DCF	Discount rate
Other financial liabilities		7,932,723	DCF	Discount rate

		178,957,296

Financial instruments classified as level 3:
Liabilities
Deposits		172,927,779	DCF	Discount rate
Borrowings		27,579,901	DCF	Discount rate
Debt securities issued		24,822,822	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		19,489,898	DCF	Discount rate

		244,820,400

	~~W~~	423,777,696

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value

iii) Changes in the difference between the fair value at initial recognition (the transaction price) and the value using models with unobservable inputs for the years ended December 31, 2018 and 2019

	2018		2019
Beginning balance	~~W~~	(137,393)	(126,111)
Deferral on new transactions		(91,625)	(178,223)
Recognized in profit for the year		102,907	131,475

Ending balance	~~W~~	(126,111)	(172,859)

(f)	Classification by categories of financial instruments

Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.

The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2018 and 2019 are as follows:

	2018
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	17,348,626	—	17,348,626
Due from banks at fair value through profit or loss		870,656	—	—	—	870,656
Securities at fair value through profit or loss		41,454,916	—	—	—	41,454,916
Derivatives assets		1,727,321	—	—	66,292	1,793,613
Loans at fair value through profit or loss		1,209,194	—	—	—	1,209,194
Loans at amortized cost		—	—	299,609,472	—	299,609,472
Securities at fair value through other comprehensive income		—	38,314,170	—	—	38,314,170
Securities at amortized cost		—	—	28,478,136	—	28,478,136
Others		—	—	16,837,141	—	16,837,141

	~~W~~	45,262,087	38,314,170	362,273,375	66,292	445,915,924

	2018
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	265,000,190	—	265,000,190
Financial liabilities at fair value through profit or loss		1,420,306	—	—	—	1,420,306
Financial liabilities designated at FVTPL		—	8,535,800	—	—	8,535,800
Derivatives liabilities		1,846,669	—	—	593,223	2,439,892
Borrowings		—	—	29,818,542	—	29,818,542
Debt securities issued		—	—	63,227,699	—	63,227,699
Others		—	—	20,545,181	—	20,545,181

	~~W~~	3,266,975	8,535,800	378,591,612	593,223	390,987,610

	2019
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	28,423,744	—	28,423,744
Due from banks at fair value through profit or loss		897,525	—	—	—	897,525
Securities at fair value through profit or loss		50,110,797	—	—	—	50,110,797
Derivatives assets		2,586,068	—	—	243,206	2,829,274
Loans at fair value through profit or loss		2,154,821	—	—	—	2,154,821
Loans at amortized cost		—	—	323,244,979	—	323,244,979
Securities at fair value through other comprehensive income		—	59,381,053	—	—	59,381,053
Securities at amortized cost		—	—	45,582,065	—	45,582,065
Others		—	—	17,477,778	—	17,477,778

	~~W~~55,749,211		59,381,053	414,728,566	243,206	530,102,036

	2019
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	294,874,256	—	294,874,256
Financial liabilities at fair value through profit or loss		1,632,457	—	—	—	1,632,457
Financial liabilities designated at FVTPL		—	9,409,456	—	—	9,409,456
Derivatives liabilities		2,001,004	—	—	302,008	2,303,012
Borrowings		—	—	34,863,156	—	34,863,156
Debt securities issued		—	—	75,363,364	—	75,363,364
Others		—	—	28,231,911	—	28,231,911

	~~W~~3,633,461		9,409,456	433,332,687	302,008	446,677,612

(g)	Transfer of financial instruments

i) Transfers that do not qualify for derecognition

① Sale of repurchase bonds

Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold on the condition that the Group repurchases at a fixed price as of December 31, 2018 and 2019:

	2018		2019
Transferred asset:
Securities at FVTPL	~~W~~	6,711,060	7,924,953
Securities at FVOCI		688,593	1,867,470
Securities at amortized cost		156,066	818,470

	~~W~~7,555,719		10,610,893

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	7,167,364	8,717,336

② Securities loaned

If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Thus, the Group continues to recognize all of the securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2018 and 2019 are as follows:

	2018		2019	Borrowers
Government bonds	~~W~~	1,216,381	3,951,869	Korea Securities Finance Corp., Korea Securities Depository, Sumitomo Mitsui Banking Corp and etc.
Financial institutions bonds		409,831	460,052	Korea Securities Finance Corp., Korea Securities Depository
Equity securities		6,029	30,242	Mirae Asset Daewoo Securities Co., Ltd, and etc.

	~~W~~1,632,241		4,442,163

ii) Financial instruments qualified for derecognition and continued involvement

There was no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2018, and 2019.

(h)	Offsetting financial assets and financial liabilities

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2018 and 2019 are as follows:

	2018
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	1,730,828	—	1,730,828	6,746,640	26,638	1,165,276
Other financial instruments (*1)		7,476,505	1,268,779	6,207,726
Bonds purchased under repurchase agreements (*2)		12,945,380	—	12,945,380	12,557,025	—	388,355
Securities loaned (*2)		1,827,066	—	1,827,066	1,246,157	—	580,909
Domestic exchange settlement debit (*3)		32,647,367	26,502,611	6,144,756	74,552	—	6,070,204
Receivables from disposal of securities (*4)		22,906	519	22,387	—	—	22,387
Insurance receivables		8,014	—	8,014	4,872	—	3,142

	~~W~~56,658,066		27,771,909	28,886,157	20,629,246	26,638	8,230,273

Liabilities:
Derivatives (*1)	~~W~~	11,858,108	—	11,858,108	7,850,210	—	9,334,098
Other financial instruments (*1)		6,594,979	1,268,779	5,326,200
Bonds purchased under repurchase agreements (*2)		7,170,744	—	7,170,744	7,170,744	—	—
Securities borrowed (*2)		746,521	—	746,521	746,521	—	—
Domestic exchange settlement pending (*3)		27,647,185	26,502,611	1,144,574	1,090,808	—	53,766
Payable from purchase of securities (*4)		552	519	33	33	—	—
Insurance payables		4,984	—	4,984	4,871	—	113

	~~W~~	54,023,073	27,771,909	26,251,164	16,863,187	—	9,387,977

	2019
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	2,694,236	—	2,694,236	8,090,372	263,541	1,645,802
Other financial instruments (*1)		8,624,844	1,319,365	7,305,479
Bonds purchased under repurchase agreements (*2)		11,828,135	—	11,828,135	11,051,075	—	777,060
Securities loaned (*2)		1,927,674	—	1,927,674	1,927,674	—	—
Domestic exchange settlement debit (*3)		31,814,310	27,008,189	4,806,121	526,653	—	4,279,468
Receivables from disposal of securities (*4)		25,808	1,134	24,674	—	—	24,674
Insurance receivables		10,353	—	10,353	8,008	—	2,345

	~~W~~	56,925,360	28,328,688	28,596,672	21,603,782	263,541	6,729,349

Liabilities:
Derivatives (*1)	~~W~~	12,803,450	—	12,803,450	8,279,924	11,693	10,704,107
Other financial instruments (*1)		7,511,639	1,319,365	6,192,274
Bonds purchased under repurchase agreements (*2)		8,717,336	—	8,717,336	8,717,336	—	—
Securities borrowed (*2)		1,135,614	—	1,135,614	1,135,614	—	—
Domestic exchange settlement pending (*3)		28,936,661	27,008,189	1,928,472	1,857,152	—	71,320
Payable from purchase of securities (*4)		1,607	1,134	473	473	—	—
Insurance payables		8,202	—	8,202	8,008	—	194

	~~W~~	59,114,509	28,328,688	30,785,821	19,998,507	11,693	10,775,621

(*1)

The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)

The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)

Receivables and payables related to settlement of purchase and disposition of enlisted securities are offset and the net amount is presented in the consolidated statement of financial position because the Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis.

(i)	Capital risk management

The controlling company, banks or other financial institutions conducting banking business as prescribed in the Financial Holding Company Act, is required to maintain a minimum consolidated equity capital ratio of 8.0%.

“Consolidated equity capital ratio” is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with the Financial Services Commission requirements that have been formulated based on Bank of International Settlement standards. “Equity capital”, as applicable to bank holding companies, is defined as the sum of Common Equity Tier I capital (including common stock, share premium resulting from the issue of instruments classified as common equity Tier I, retained earnings, etc.), Additional Tier I capital (with the minimum set of criteria for an instrument issued by the Group to meet, i.e. ‘perpetual’) and Tier II capital (to provide loss absorption on a gone-concern basis) less any deductible items (including goodwill, income tax assets, etc.), each as defined under the Regulation on the Supervision of Financial Holding Companies. “Risk-weighted assets” is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The capital adequacy ratio of the Group as of December 31, 2018 and 2019 are as follows:

	2018		2019
Capital:
Tier I common equity capital	~~W~~	28,696,267	28,561,568
Additional tier I capital		1,981,609	3,138,262

Tier I capital		30,677,876	31,699,830
Tier II capital		3,315,185	4,014,740

Total capital (A)	~~W~~	33,993,061	35,714,570

Total risk-weighted assets (B)	~~W~~	228,678,105	256,891,664
Capital adequacy ratio (A/B)		14.87%	13.90%
Tier I capital adequacy ratio		13.42%	12.34%
Common equity capital adequacy ratio		12.55%	11.12%

The Group complies with the capital adequacy criteria as shown in the table above (the minimum capital adequacy ratio of 8%).